Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	$ 2,716.4	$ 2,158.3
Gross revenue	4,827.3	4,283.8
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	760.5	535.2
Gross revenue	1,283.1	1,275.8
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	1,486.2	1,342.3
Gross revenue	2,688.1	2,334.6
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	143.3	140.5
Gross revenue	279.1	184.9
Global [member]
Disclosure of geographical areas [line items]
Non-current assets	326.4	140.3
Gross revenue	$ 577.0	$ 488.5